Earnings Per Share - Additional Information (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 15, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Oct. 28, 2020
Earnings Per Share [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		five-year period
Share Price		$ 11.81		$ 13.17	$ 8.86
Exercise Price of Warrants		$ 11.50		$ 0.01
Proceeds from Warrant Exercises		$ 0	$ 0
Private Placement Warrants [Member]
Earnings Per Share [Line Items]
Number of warrants or rights outstanding				7,333,333
Cp Sponsor [Member]
Earnings Per Share [Line Items]
Number of warrants or rights outstanding		18,583,333
Common Class A [Member]
Earnings Per Share [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		5,000,000
Exercise Price of Warrants				$ 11.50
Proceeds from Warrant Exercises				$ 0
Common Class A [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar [Member]
Earnings Per Share [Line Items]
Warrant Instrument Redemption Threshold Consecutive Trading Days	20 days	20 days
Warrant Instrument Redemption Threshold Trading Days	30 days	30 days
Share Price	$ 12.00
Common Class A [Member] | Cp Sponsor [Member] | Private Placement Warrants [Member]
Earnings Per Share [Line Items]
Number of warrants or rights outstanding		7,333,333
Exercise Price of Warrants		$ 11.50
Share-based Payment Arrangement, Option [Member]
Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		200,000
Restricted Stock Units (RSUs) [Member]
Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,700,000
Performance Stock Units [Member]
Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		2,600,000